Restructuring, Impairment and Other Charges - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Employee	Dec. 31, 2015 USD ($) Employee	Dec. 31, 2014 USD ($) Employee	Mar. 31, 2017 USD ($)
Restructuring Cost And Reserve [Line Items]
Employee termination costs	$ 3.7	$ 2.3	$ 0.7
Number of employees used to determine employee termination costs | Employee	84	64	9
Other restructuring charges	$ 1.5	$ 1.9	$ 2.1
Finite-lived intangible assets	54.3	69.3		$ 50.9
International
Restructuring Cost And Reserve [Line Items]
Employee termination costs	0.6	0.9	0.6
Other restructuring charges	$ 0.0	$ 0.0	0.0
International | Customer Relationship Intangible Assets
Restructuring Cost And Reserve [Line Items]
Impairment of intangible assets			1.7
Finite-lived intangible assets			$ 16.5